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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:           GEM Capital Management, Inc.
Address:        70 East 55th Street - 12th Floor
                New York, New York 10022

13F File Number:   28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald B. Unterman
Title:  President
Phone:  (212) 753-0700
Signature, Place, and Date of Signing:


/s/ Gerald B. Unterman            New York, New York            November 7, 2002

Report Type   (Check only one):

[X]          13F HOLDINGS REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:         28

Form 13F Information Table Value Total:         $54,476

List of Other Included Managers:                None

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                           FORM 13F INFORMATION TABLE




NAME OF ISSUER TITLE OF   CUSIP       VALUE      SHARES/    SH/PRN     PUT/       INVSTMT  OTHER      VOTING     VOTING     VOTING
               CLASS                 (x$1000)   PRN AMT                CALL       DSCRETN  MANAGERS   AUTHORITY  AUTHORITY AUTHORITY
                                                                                                        SOLE      SHARED      NONE
Agilent        DBCV 3.00% 00846UAB7   101       125,000     PRN                   SOLE                0          0          0
Technolgies
Inc.
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Airborne       5.75%      009269AB7   130       140,000     PRN                   SOLE                0          0          0
Inc.           4/07
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American       DBCV       026874AP2   1,684     2,710,000   PRN                   SOLE                0          0          0
Intl Group
Inc.           11/31
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Anixter Intl.  LYON       035290AC9   448       1,600,000   PRN                   SOLE                0          0          0
Inc.           Zero
               CPN 20
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Cephalon Inc.  NOTE 2.5%  156708AE9   128       155,000     PRN                   SOLE                0          0          0
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Charter        4.75%      16117MAC1   1,366     3,185,000   PRN                   SOLE                0          0          0
Commun.        6/0
Inc.
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Ciena Corp.    NT CV      171779AA9   128       224,000     PRN                   SOLE                0          0          0
               3.75% 08
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


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
Clear Channel  Note       184502AB8   7,844     8,025,000   PRN                   SOLE                0          0          0
Comm.          2.625%
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Clear Channel  Note       184502AE2   114       115,000     PRN                   SOLE                0          0          0
Comm.          1.500%
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Devon Energy   DEB 4.95%  25179MAB9   274       275,000     PRN                   SOLE                0          0          0
Corp.
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Echostar       SBNT       278762AD1   789       1,047,000   PRN                   SOLE                0          0          0
Commun.        CV 4.875%
               07
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Echostar       SB NT      278762AC3   5,163     6,850,000   PRN                   SOLE                0          0          0
Commun.        CV 4.875%
               07
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Ford Motor     PFD TR     345395206   3,708     92,030      SH                    SOLE                92,030     0          0
Corp.          CV 6.5%
CAP TR II
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Interpublic    NT         460690AF7   2,636     3,190,000   PRN                   SOLE                0          0          0
Group          1.800%
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Invitrogen     Note       46185RAD2   278       350,000     PRN                   SOLE                0          0          0
Corp.          2.25%
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IVAX           NOTE 5.50% 465823AD4   152       180,000     PRN                   SOLE                0          0          0
Corp.
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




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
Kerr McGee     SB DB      492386AP2   899       841,000     PRN                   SOLE                0          0          0
Corp.          CV
               5.25% 10
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LAM Research   NOTE 4.00% 512807AE8   766       1,000,000   PRN                   SOLE                0          0          0
Corp.
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Mirant TR      PFD CV     60467Q102   807       54,000      SH                    SOLE                54,000     0          0
               Ser A
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Millenium      NOTE       599902AB9   199       250,000     PRN                   SOLE                0          0          0
Pharm. Inc.    5.5%
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National       CAP UTS    632525309   4,355     133,177     SH                    SOLE                133,177    0          0
Australia      EXCH LB
Bank Ltd.
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Nextel         NOTE       65332VBC6   6,458     9,000,000   PRN                   SOLE                0          0          0
Comm.          6.00%
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Nextel         NOTE       65332VAY9   344       510,000     PRN                   SOLE                0          0          0
Comm.          5.25%

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Pogo           NOTE       730448AD9   11        11,000      PRN                   SOLE                0          0          0
Producting     5.5%
Corp.
------------------------------------------------------------------------------------------------------------------------------------




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
Sovereign      UNIT       845905306   7,609    103,860      SH                    SOLE                103,860    0          0
Bancorp        11/12/2029
Inc.
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Stmicro-       NOTE       861012AB8   341    430,000        PRN                   SOLE                0          0          0
electronics
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Telefonos de   DB CV      879403AD5   4,281  3,905,000      PRN                   SOLE                0          0          0
Mexico         4.25%
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Young &        NOTE 3.00% 987425AC9   3,463  3,858,000      PRN                   SOLE                0          0          0
Rubicam Inc.